As filed with the Securities and Exchange Commission on June 30, 2000
                                                     933 Act File No. 33-11387
                                                     940 Act File No. 811-4984

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ X ]
            Pre-Effective Amendment No.
                                           --------                   [   ]
            Post-Effective Amendment No.     31
                                           ------                     [ X ]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
            Amendment No.                    32
                                          ------
                        (Check appropriate box or boxes.)

                            AMERICAN AADVANTAGE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                           4333 Amon Carter Boulevard
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

                                    Copy to:
                              ROBERT J. ZUTZ, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                              Washington, DC 20036

It is proposed that this filing will become effective (check appropriate box)

     [   ]  immediately upon filing pursuant to paragraph (b)
     [ X ]  on July 7, 2000 pursuant to paragraph (b)
     [   ]  60 days after filing pursuant to paragraph (a)(1)
     [   ]  on (date) pursuant to paragraph (a)(1)
     [   ]  75 days after filing pursuant to paragraph (a)(2)
     [   ]  on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
     [ X ]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has adopted a master-feeder operating structure for each of its series. This Post-Effective Amendment includes signature pages for the AMR Investment Services Trust and the Quantitative Master Series Trust, the master trusts, and the American AAdvantage Funds, the feeder trust.

                            AMERICAN AADVANTAGE FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Signature Pages






The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 30 to its Registration Statement until July 7, 2000.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on June 30, 2000. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                    AMERICAN AADVANTAGE FUNDS

                                    By: /s/ William F. Quinn
                                        --------------------------------
                                            William F. Quinn
                                            President

Attest:

/s/ Barry Y. Greenberg
---------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                   Date
---------                           -----                   ----

/s/ William F. Quinn                President and         June 30, 2000
--------------------------------    Trustee
William F. Quinn

Alan D. Feld*                       Trustee               June 30, 2000
--------------------------------
Alan D. Feld

Ben J. Fortson*                     Trustee               June 30, 2000
--------------------------------
Ben J. Fortson

John S. Justin*                     Trustee               June 30, 2000
--------------------------------
John S. Justin

Stephen D. O'Sullivan*              Trustee               June 30, 2000
--------------------------------
Stephen D. O'Sullivan

Roger T. Staubach*                  Trustee               June 30, 2000
--------------------------------
Roger T. Staubach

Dr. Kneeland Youngblood *           Trustee               June 30, 2000
--------------------------------
Dr. Kneeland Youngblood

*By   /s/ William F. Quinn
      ------------------------------------
      William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A for the American AAdvantage Funds as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on June 30, 2000. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                    AMR INVESTMENT SERVICES TRUST

                                    By: /s/ William F. Quinn
                                        --------------------------------
                                            William F. Quinn
                                            President

Attest:

/s/ Barry Y. Greenberg
---------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to the Registration Statement for the American AAdvantage Funds as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                   Date
---------                           -----                   ----

/s/ William F. Quinn                President and         June 30, 2000
--------------------------------    Trustee
William F. Quinn

Alan D. Feld*                       Trustee               June 30, 2000
--------------------------------
Alan D. Feld

Ben J. Fortson*                     Trustee               June 30, 2000
--------------------------------
Ben J. Fortson

John S. Justin*                     Trustee               June 30, 2000
--------------------------------
John S. Justin

Stephen D. O'Sullivan*              Trustee               June 30, 2000
--------------------------------
Stephen D. O'Sullivan

Roger T. Staubach*                  Trustee               June 30, 2000
--------------------------------
Roger T. Staubach

Dr. Kneeland Youngblood *           Trustee               June 30, 2000
--------------------------------
Dr. Kneeland Youngblood

*By   /s/ William F. Quinn
      ------------------------------------
      William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Quantitative Master Series Trust certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A for the American AAdvantage Funds as it relates to the Quantitative Master Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro and the State of New Jersey, on June 30, 2000. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                              QUANTITATIVE MASTER SERIES TRUST



                              By: /s/ Terry K. Glenn
                                  --------------------------------------
                                    Terry K. Glenn
                                    President

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A for the American AAdvantage Funds as it relates to the Quantitative Master Series Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                   Date
---------                           -----                   ----

/s/ Terry K. Glenn                  Trustee               June 30, 2000
--------------------------------
Terry K. Glenn

Jack B. Sunderland*                 Trustee               June 30, 2000
--------------------------------
Jack B. Sunderland

Stephen B. Swensrud*                Trustee               June 30, 2000
--------------------------------
Stephen B. Swensrud

J. Thomas Touchton*                 Trustee               June 30, 2000
--------------------------------
J. Thomas Touchton

*By   /s/ Terry K. Glenn
      ------------------------
      Terry K. Glenn, Attorney-in-Fact